Fair value of Above Market Acquired Time Charters	6 Months Ended
Jun. 30, 2014
Fair Value Of Above Market Acquired Time Charters [Abstract]
Fair Value of Above Market Acquired Time Charters
7.      Fair value of Above Market Acquired Time Charters:

The amortization of fair value of above-market acquired time charters related to the vessels Star Big and Star Mega, which were acquired in 2011, amounted to $3,150 and $3,149  for the six months ended June 30, 2013 and 2014, respectively, and is included under "Voyage revenues" in the accompanying unaudited interim condensed consolidated statements of operations.
The estimated aggregate amortization expense of the above market acquired time charters until their expiration is analyzed as follows:

Twelve month periods ending	Amount
June 30, 2015	$3,525
June 30, 2016	1,304
Total	$4,829